CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (33,424,111)	$ (18,946,370)	$ (79,971,847)
Adjustments to reconcile net loss to net cash used in operating activities:
Income related to short-term investments	(1,143,538)
Depreciation and amortization	722,950	980,053	1,145,995
Net loss on disposal of property, equipment, software and operating lease right-of-use asset	2,473	9,365	6,811
Share-based compensation	4,909,573	7,271,700	10,520,282
Amortization of right-of use assets and interest of lease liabilities	215,911	228,405	303,535
Foreign exchange loss (gain), net	906,212	(1,446,202)	(2,555,325)
Changes in operating assets and liabilities:
Accounts receivable, net			3,000,000
Prepayments and other current assets	724,235	1,649,878	(881,402)
Amount due from related parties	213,718	397,405	3,887,238
Other non-current assets	3,499	24,687	(40,297)
Accounts payable	1,148,021	(572,372)	344,509
Contract liabilities		(15,107,276)	9,607,276
Amount due to related parties	(3,526,360)	(2,609,011)	8,857,276
Accruals and other current liabilities	(185,489)	(122,201)	(823,928)
Lease liabilities	(220,460)	(237,401)	(280,465)
Income tax payable	(47,619)	52,884	(1,657,450)
Deferred tax liabilities			(44,163)
Other non-current liabilities		(28,383)	(29,732)
Net cash used in operating activities	(29,700,985)	(28,454,839)	(48,611,687)
Cash flows from investing activities:
Placement of short-term investments	(128,500,000)	(47,000,000)
Withdrawal of short-term investments	129,643,538	47,000,000
Proceeds from disposal of property, equipment and software	169	7,656	4,892
Purchase of property, equipment and software	(33,580)	(85,012)	(690,938)
Net cash generated from (used in) investing activities	1,110,127	(77,356)	(686,046)
Cash flows from financing activities:
Proceeds from borrowings	4,918,014	8,133,775	25,830,030
Proceeds from exercise of share options	178,254	5,500	323,212
Proceeds from the ATM Offering, net of issuance costs	7,331,019
Payment of the ATM Offering setup costs	(315,557)
Repayment of borrowings	(8,342,510)	(13,506,221)	(4,353,588)
Purchase of treasury shares under stock repurchase program			(3,976,681)
Net cash generated from (used in) financing activities	3,769,220	(5,366,946)	17,822,973
Effect of exchange rate on cash and cash equivalents	81,883	74,720	842,195
Net decrease in cash and cash equivalents	(24,739,755)	(33,824,421)	(30,632,565)
Cash and cash equivalents at the beginning of year	109,934,257	143,758,678	174,391,243
Cash and cash equivalents at the end of year	85,194,502	109,934,257	143,758,678
Supplemental cash flow disclosures:
Interest paid	778,513	1,047,717	603,680
Income tax paid	33,947	1,376,856	2,433,241
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	216,565	225,542	313,929
Right-of-use assets obtained in exchange for operating lease obligations	214,717	$ 179,919	217,227
Non-cash activities:
Retirement of treasury shares	$ 4		$ 4,596,282